ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued marketing expenses		$ 541
Subcontractors of long term contract		252
Litigation provision		147
Related parties	387	414
Legal service providers	69	365
Withholding tax provision in respect of convertible bonds held by controlling shareholder		177
Other accounts payable and accrued expenses	321	268
Accrued expenses and other liabilities	$ 777	$ 2,164